Intangible Assets	12 Months Ended
Dec. 31, 2021
Goodwill and Intangible Assets Disclosure [Abstract]
Intangible Assets
11.    INTANGIBLE ASSETS
Intangible assets consist of:

	Remaining weighted average useful life in years	2021	2020
Cost
Customer relationship intangibles	7	$386	$348
Computer software	1	463	463
Patents and licenses	7	314	282

		1,163	1,093
Accumulated depreciation
Customer relationship intangibles		(175)	(150)
Computer software		(360)	(361)
Patents and licenses		(135)	(101)

		$493	$481

The Company recorded $114 million and $85 million of amortization expense related to finite-lived intangible assets for the years ended December 31, 2021 and 2020, respectively. The Company currently estimates annual amortization expense to be $111 million for 2022, $77 million for 2023, $59 million for 2024, $54 million for 2025 and $51 million for 2026.